Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning	$ 21,481	$ 26,778	$ 56,702
Accretion expense	2,069	2,069	2,069
Costs incurred	(809)	(7,366)	0
Change in ARO estimates	0	0	(31,993)
Asset retirement obligation, ending	$ 22,741	$ 21,481	$ 26,778